Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity Tables [Abstract]
Schedule of share capital
	December 31
	2024	2023
Authorized number of shares	20,000,000	20,000,000
Issued and outstanding number of shares	10,793,057	9,221,764